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                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2004

Check here if amendment [x]; Amendment Number: 2

This Amendment (Check only one):

[ ]  is a restatement

[ ]  adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expired on May 18, 2005.

Institutional Investment Manager Filing this Report:

Name:       UBS Securities LLC
Address:    677 Washington Boulevard
            Stamford, CT 06901

13F File Number: 28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:      Per Dyrvik
Title      Managing Director
Phone:     (203) 719-4381
Signature, Place, and Date of Signing:

/s/  Per Dyrvik

September 6, 2005
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Stamford, Connecticut

Name:      Teresa Ressel
Title      Managing Director
Phone:     (203) 719-0825
Signature, Place, and Date of Signing:

/s/  Teresa Ressel

September 6, 2005

UBS Securities LLC will no longer be filing this 13F report. In the future this report will be filed under UBS AG for UBS Investment Bank.